UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2005

Shares	Description	Market Value
	COMMON STOCKS - 92.5%

	Consumer Discretionary - 6.5%

129,000	Delphi Corporation	$577,920

476,032	Liberty Media Corporation - Class A #	4,936,452

246,700	Toys “R” Us, Inc. #	6,354,992

293,500	Viacom Inc. - Class B	10,222,605
	Consumer Staples - 5.2%

250,000	Albertson’s, Inc.	5,162,500

189,700	Altria Group, Inc.	12,404,483

	Energy - 10.1%

163,700	Kerr-McGee Corporation	12,822,621

131,000	Nexen, Inc.	7,195,830

207,000	Noble Energy, Inc.	14,080,140
	Financials - 31.6%

106,000	American Home Mortgage Investment Corp.	3,035,840

351,000	Americredit Corp. #	8,227,440

332,000	Aon Corporation	7,582,880

71,710	Bank of America Corporation	3,162,411

410,200	Countrywide Financial Corporation	13,315,092

186,100	Fannie Mae	10,133,145

90,000	FelCor Lodging Trust, Inc. #	1,118,700

306,870	Friedman, Billings, Ramsey Group, Inc. - Class A	4,870,027

123,800	The Hartford Financial Services Group, Inc.	8,487,728

350,000	HomeBanc Corporation	3,094,000

410,000	IndyMac Bancorp, Inc.	13,940,000

168,000	JPMorgan Chase & Co.	5,812,800

27,400	Lowes Corporation	2,014,996

228,000	MFA Mortgage Investments, Inc.	1,735,080

103,000	MGIC Investment Corporation	6,352,010

61,000	PMA Capital Corporation - Class A #	488,000

191,000	Radian Group Inc.	9,118,340

95,000	Wachovia Corporation	4,836,450
	Healthcare - 2.4%

110,200	Aetna Inc.	8,259,490
	Industrials - 9.6%

56,500	Ingersoll-Rand Company - Class A	4,500,225

135,200	Lockheed Martin Corporation	8,255,312

182,000	Northrop Grumman Corporation	9,824,360

110,000	Raytheon Company	4,257,000

144,000	York International Corporation	5,641,920
	Information Technology - 14.4%

492,700	Agilent Technologies, Inc. #	10,937,940

775,000	Computer Associates International, Inc.	21,002,500

89,000	Comverse Technology, Inc. #	2,244,580

284,900	Freescale Semiconductor, Inc. #	4,829,055

400,000	Mattson Technology, Inc. #	3,176,000

1,381,000	Quantum Corporation #	4,018,710

500,000	SonicWALL, Inc. #	2,545,000
	Materials - 10.8%

370,000	Barrick Gold Corporation	8,865,200

183,500	Bowater Incorporated	6,912,445

104,300	International Steel Group, Inc. #	4,119,850

62,000	POSCO - ADR	3,060,320

170,000	Packaging Corp of America	4,129,300

348,700	Sappi Limited - Sponsored ADR	4,289,010

100,000	United States Steel Corporation	5,085,000
	Telecommunication Services - 1.9%

280,000	Sprint Corporation	6,370,000
	Total Common Stocks (cost $280,146,457)	313,405,699

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS - 7.6%

$25,609	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price $25,610,691, collateralized by $18,210,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $26,125,851	25,608,984

	Total Repurchase Agreements (cost $25,608,984)	25,608,984

	Total Investments (cost $305,755,441) - 100.1%	339,014,683

	Other Assets Less Liabilities - (0.1)%	(471,114)

	Net Assets - 100%	$338,543,569

	# Non-income producing.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $305,794,246.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

	Gross unrealized:
	Appreciation	$40,815,786
	Depreciation	(7,595,349)

	Net unrealized appreciation of investments	$33,220,437

Portfolio of Investments (Unaudited)

Nuveen NWQ Small Cap Value Fund

March 31, 2005

Shares	Description	Market Value
	COMMON STOCKS - 96.9%
	Consumer Discretionary - 8.0%

3,500	Casey’s General Stores, Inc.	$62,895

1,500	Commercial Vehicle Group, Inc. #	30,000

3,500	Gymboree Corporation #	43,890

9,000	Quaker Fabric Corporation	29,250
	Consumer Staples - 3.6%

6,900	Del Monte Foods Company #	74,865
	Energy - 10.6%

1,900	Denbury Resources Inc. #	66,937

3,500	Range Resources Corporation	81,760

9,100	Stolt Offshore S.A., Sponsored ADR #	71,526
	Financials - 15.0%

3,300	Anthracite Capital, Inc.	36,762

1,665	The Bancorp, Inc. #	23,310

1,700	Franklin Bank Corporation #	29,325

4,300	HomeBanc Corp.	38,012

1,500	IndyMac Bancorp, Inc.	51,000

4,000	New York Mortgage Trust, Inc.	40,880

3,200	PMA Capital Corporation, Class A #	25,600

700	RAIT Investment Trust	18,774

900	Saxon Capital Inc.	15,480

3,300	Sunset Financial Resources, Inc.	32,208
	Industrials - 19.9%

900	Chicago Bridge & Iron Company N.V.	39,627

4,500	General Cable Corporation #	54,315

3,600	Griffon Corporation #	77,076

1,300	Kennametal Inc.	61,737

2,000	Marten Transport, Ltd. #	42,660

700	Ritchie Bros. Auctioneers Incorporated	22,120

3,600	Sauer-Danfoss, Inc.	81,468

900	York International Corporation	35,262
	Information Technology - 10.5%

1,500	Excel Technology, Inc. #	36,870

8,200	Mattson Technology, Inc. #	65,108

8,300	Maxtor Corporation #	44,156

24,600	Quantum Corporation #	71,586
	Materials - 27.7%

3,500	Agrium Inc.	63,875

2,400	Aleris International Inc #	59,880

3,700	Buckeye Technologies Inc. #	39,960

1,700	Century Aluminum Company #	51,442

400	Georgia Gulf Corporation	18,392

3,700	Gibraltar Industries Inc.	81,178

1,400	Glatfelter	20,650

900	Packaging Corp of America	21,861

2,100	PolyOne Corporation #	18,648

1,100	Reliance Steel & Aluminum Co.	44,011

5,100	Sappi Limited, Sponsored ADR	62,730

1,700	Smurfit-Stone Container Corporation #	26,299

400	Valspar Corporation	18,616

3,500	Wausau-Mosinee Paper Corporation	49,490
	Utilities - 1.6%

600	Southwestern Energy Company #	34,056
	Total Investments (cost $1,982,598) - 96.9%	2,015,547

	Other Assets Less Liabilities - 3.1%	63,548

	Net Assets - 100%	$2,079,095

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $1,982,598.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

	Gross unrealized:
	Appreciation	$139,382
	Depreciation	(106,433)

	Net unrealized appreciation of investments	$32,949

Portfolio of Investments (Unaudited)

Nuveen NWQ Global Value Fund

March 31, 2005

Shares	Description	Market Value
	COMMON STOCKS - 95.9%

	Consumer Discretionary - 14.5%

1,030	Dai Nippon Printing Co., Ltd., ADR	$33,269

1,400	Delphi Corporation	6,272

860	Fuji Photo Film Co., Ltd., ADR	31,459

2,300	Liberty Media Corporation, Class A #	23,851

1,640	Makita Corporation, Sponsored ADR	30,176

2,000	Matsushita Electric Industrial Co., Ltd., Sponsored ADR	29,440

2,800	Sekisui House, Ltd., Sponsored ADR	29,820

1,500	Toys "R" Us, Inc. #	38,640

1,000	Viacom Inc., Class B	34,830

540	Wacoal Corp., Sponsored ADR	35,840
	Consumer Staples - 11.0%

1,300	Albertson's, Inc.	26,845

750	Altria Group, Inc.	49,043

1,710	Associated British Foods PLC, ADR	24,368

1,490	J. Sainsbury plc, Sponsored ADR	32,333

500	Kimberly-Clark Corporation	32,865

3,140	Kirin Brewery Company, Limited, Sponsored ADR	30,772

2,160	Shiseido Company, Limited, Sponsored ADR	28,728

	Energy - 9.5%

250	Eni S.p.A., Sponsored ADR	32,540

600	Kerr-McGee Corporation	46,998

650	Noble Energy, Inc.	44,213

600	Shell Transport & Trading Company plc, Sponsored ADR	32,616

940	Suncor Energy, Inc.	37,797

	Financials - 14.4%

900	Aon Corporation	20,556

900	Citigroup Inc.	40,446

1,500	Countrywide Financial Corporation	48,690

700	Fannie Mae	38,115

450	The Hartford Financial Services Group, Inc.	30,852

1,000	JPMorgan Chase & Co.	34,600

200	MGIC Investment Corporation	12,334

700	Radian Group Inc.	33,418

550	Wells Fargo & Company	32,890
	Healthcare - 1.8%

500	Aetna Inc.	37,475
	Industrials - 10.7%

600	Lockheed Martin Corporation	36,636

1,850	Metso Corporation, Sponsored ADR	33,393

700	Northrop Grumman Corporation	37,786

550	Pitney Bowes Inc.	24,816

550	Raytheon Company	21,285

1,050	Tomkins PLC, Sponsored ADR	21,473

600	Union Pacific Corporation	41,820
	Information Technology - 8.3%

1,800	Agilent Technologies, Inc. #	39,960

2,000	Computer Associates International, Inc.	54,200

800	Microsoft Corporation	19,336

1,900	Motorola, Inc.	28,443

2,020	Nintendo Co., Ltd., ADR	27,836
	Materials - 11.8%

1,110	Alumina Limited, Sponsored ADR	20,424

610	AngloGold Ashanti Limited, Sponsored ADR	21,015

1,950	Barrick Gold Corporation	46,722

1,790	DSM NV, Sponsored ADR	31,236

750	International Paper Company	27,593

880	Lihir Gold Limited, Sponsored ADR #	14,775

1,100	Lonmin plc, Sponsored ADR	20,453

1,190	Noranda, Inc.	24,062

350	POSCO, ADR	17,276

130	Rio Tinto plc, Sponsored ADR	16,868
	Telecommunication Services - 8.6%

1,460	Chunghwa Telecom Co., Ltd., ADR	30,937

1,770	KT Corporation, Sponsored ADR	37,719

750	Nippon Telegraph and Telephone Corporation, ADR	16,388

1,350	Sprint Corporation	30,713

760	Swisscom AG, Sponsored ADR	27,953

1,000	Telecom Italia S.p.A., Sponsored ADR	31,400
	Utilities - 5.3%

5,250	CLP Holdings Limited, Sponsored ADR	30,188

1,010	EDP - Energias de Portugal SA, Sponsored ADR	28,421

1,450	Korea Electric Power Corporation, Sponsored ADR	19,488

1,260	United Utilities plc, Sponsored ADR	30,424
	Total Investments (cost $1,914,001) - 95.9%	1,953,130

	Other Assets Less Liabilities - 4.1%	83,516

	Net Assets - 100%	$2,036,646

	# Non-income producing.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $1,914,001.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

	Gross unrealized:
	Appreciation	$103,153
	Depreciation	(64,024)

	Net unrealized appreciation of investments	$39,129

Portfolio of Investments (Unaudited)

Nuveen NWQ Value Opportunities Fund

March 31, 2005

Shares	Description	Market Value
	COMMON STOCKS - 73.2%

	Consumer Discretionary - 0.6%

300	School Specialty, Inc. #	$11,748
	Consumer Staples - 8.1%

900	Archer-Daniels-Midland Company	22,122

1,900	Del Monte Foods Company #	20,615

2,700	The Kroger Co. #	43,281

7,500	Rite Aid Corporation #	29,700

3,000	Tyson Foods, Inc., Class A	50,040
	Energy - 3.0%

400	Nexen Inc.	21,972

950	Technip SA, ADR	39,606
	Financials - 5.2%

2,500	Aon Corporation	57,100

800	CNA Financial Corporation #	22,448

3,700	MFA Mortgage Investments, Inc.	28,157
	Industrials - 17.9%

2,700	AGCO Corporation #	49,275

7,800	Allied Waste Industries, Inc. #	57,018

2,800	CP Ships Limited	39,704

700	Komatsu Ltd., Sponsored ADR	20,930

2,200	Lindsay Manufacturing Co.	41,976

1,100	Metso Corporation, Sponsored ADR	19,855

500	Tennant Company	19,345

800	Trniity Industries, Inc.	22,536

1,400	Union Pacific Corporation	97,580
	Information Technology - 4.7%

2,100	Authentidate Holding Corp. #	8,379

300	Kyocera Corporation, Sponsored ADR	21,432

10,400	Maxtor Corporation #	55,328

600	OSI Systems, Inc. #	10,506
	Materials - 26.8%

2,000	AngloGold Ashanti Limited, Sponsored ADR	68,900

3,000	Apex Silver Mines Limited #	48,060

3,300	Barrick Gold Corporation	79,068

17,100	Bema Gold Corporation #	45,828

1,100	DSM NV, Sponsored ADR	19,195

2,500	Domtar Inc.	21,150

7,000	Eldorado Gold Corporation #	20,090

3,800	Gammon Lake Resources Inc. #	22,344

600	Inco Limited #	23,880

3,500	Lihir Gold Limited, Sponsored ADR #	58,765

1,200	Lonmin PLC, Sponsored ADR	22,313

2,600	The Mosaic Company #	44,356

2,200	Noranda, Inc.	44,484

9,100	Orezone Resources Inc. #	12,285

1,700	Sappi Limited, Sponsored ADR	20,910
	Telecommunication Services - 0.9%

900	KT Corporation, Sponsored ADR	19,179
	Utilities - 6.0%

800	Alliant Energy Corporation	21,424

600	American Electric Power Company, Inc.	20,436

500	DTE Energy Company	22,740

700	EDP - Energias de Portugal, S.A., Sponsored ADR	19,698

2,900	Korea Electric Power Corporation (KEPCO), Sponsored ADR	38,976

	Total Common Stocks - (cost $1,484,162)	1,504,734

	PREFERRED STOCKS - 3.1%
	Health Care - 1.0%

390	McKesson Financing Trust	20,413
	Materials - 2.1%

1,000	Freeport-McMoran Copper & Gold, Series II (Convertible)	42,850
	Total Preferred Stocks - (cost $63,160)	63,263

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	CONVERTIBLE BONDS - 15.6%

	Industrials - 1.4%

34	Allied Waste Industries Inc, 4.250%, 4/15/34	4/09 at 100.00	B+	28,773
	Information Technology - 14.2%

50	Adaptec Inc, 0.750%, 12/22/23	12/08 at 100.25	B-	40,938

31	Axcelis Technologies Inc, 4.250%, 1/15/07	1/06 at 100.85	N/R	30,806

39	FEI Company, Convertible Notes, 5.500%, 8/15/08	8/05 at 101.83	B-	39,634

102	International Rectifier Corporation, Convertible Subordinated Notes, 4.250%, 7/15/07	5/05 at 101.82	B	102,128

82	TriQuint Semiconductor Inc, 4.000%, 3/01/07	5/05 at 101.14	N/R	79,230

	Total Convertible Bonds - (cost $322,955)			321,509

	Total Long-Term Investments (cost $1,870,277) - 91.9%			1,889,506

	Other Assets Less Liabilities - 8.1%			167,110

	Net Assets - 100%			$2,056,616

	# Non-income producing.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	N/R Investment is not rated.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $1,870,277 .

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$61,974
	Depreciation			(42,745)

	Net unrealized appreciation of investments			$19,229

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund

March 31, 2005

Shares	Description	Market Value
	COMMON STOCKS - 98.8%

	Consumer Discretionary - 12.6%

444,289	Comcast Corporation - Class A #	$15,008,082

185,650	Lowe’s Companies, Inc.	10,598,759

414,500	McDonald's Corporation	12,907,530

783,950	News Corporation - Class A	13,264,434

245,550	R.R. Donnelley & Sons Company	7,764,291

209,400	Staples, Inc.	6,581,442
	Consumer Staples - 9.6%

257,400	Altria Group, Inc.	16,831,386

362,250	Archer-Daniels-Midland Company	8,904,105

260,050	Cadbury Schweppes plc, Sponsored ADR	10,584,035

270,300	PepsiCo, Inc.	14,334,009
	Energy - 14.2%

142,134	ConocoPhillips	15,327,731

329,250	Exxon Mobil Corporation	19,623,300

269,850	Halliburton Company	11,671,013

286,725	Marathon Oil Corporation	13,453,137

204,150	Occidental Petroleum Corporation	14,529,356
	Financials - 20.5%

514,250	Bank of America Corporation	22,678,425

528,661	Citigroup Inc.	23,758,025

124,250	Federal Home Loan Mortgage Corporation	7,852,600

151,100	The Goldman Sachs Group, Inc.	16,619,489

531,850	JPMorgan Chase & Co.	18,402,010

315,450	Wells Fargo & Company	18,863,910
	Healthcare - 8.1%

348,512	Aventis S.A., Sponsored ADR	14,755,998

312,250	Baxter International Inc.	10,610,255

88,600	Beckman Coulter, Inc.	5,887,470

95,950	GlaxoSmithKline plc, ADR	4,406,024

289,100	MedImmune, Inc. #	6,883,471
	Industrials - 14.9%

128,750	CSX Corporation	5,362,438

139,050	Canadian Pacific Railway Limited	5,001,629

778,050	Cendant Corporation	15,981,147

205,500	Deere & Company	13,795,215

188,850	Siemens AG, Sponsored ADR	14,930,481

407,700	Tyco International Ltd.	13,780,260

327,000	Waste Management, Inc.	9,433,950
	Information Technology - 6.8%

268,000	Cisco Systems, Inc. #	4,794,520

281,092	Freescale Semiconductor Inc. #	4,848,837

486,450	Hewlett-Packard Company	10,672,713

565,200	Microsoft Corporation	13,660,884

133,800	Motorola, Inc.	2,002,986
	Materials - 4.2%

201,900	BASF AG, Sponsored ADR	14,244,045

192,400	Freeport-McMoRan Copper & Gold, Inc.	7,620,964
	Telecommunication Services - 4.7%

732,200	BellSouth Corporation	19,249,538

218,750	MCI Inc.	5,451,250
	Utilities - 3.2%

105,000	Dominion Resources, Inc.	7,815,150

128,250	Entergy Corporation	9,062,143
	Total Common Stocks (cost $426,526,690)	519,808,437

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS - 0.8%

$4,166	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price $4,166,250, collateralized by $3,025,000 U.S. Treasury Bonds, 9.250%, due 2/15/16, value $4,251,051	4,165,972

	Total Repurchase Agreements (cost $4,165,972)	4,165,972

	Total Investments (cost $430,692,662) - 99.6%	523,974,409

	Other Assets Less Liabilities - 0.4%	2,176,116

	Net Assets - 100%	$526,150,525

	# Non-income producing.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $433,529,349.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

	Gross unrealized:
	Appreciation	$98,616,642
	Depreciation	(8,171,582)

	Net unrealized appreciation of investments	$90,445,060

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund

March 31, 2005

Shares	Description	Market Value
	COMMON STOCKS - 42.9%

	Consumer Discretionary - 5.5%

30,875	Comcast Corporation - Class A #	$1,042,958

13,300	Lowe's Companies, Inc.	759,297

28,500	McDonald's Corporation	887,490

52,550	News Corporation - Class A	889,146

16,000	R.R. Donnelley & Sons Company	505,920

14,850	Staples, Inc.	466,736
	Consumer Staples - 4.2%

18,250	Altria Group, Inc.	1,193,368

24,250	Archer-Daniels-Midland Company	596,065

17,950	Cadbury Schweppes plc, Sponsored ADR	730,565

19,250	PepsiCo, Inc.	1,020,828
	Energy - 6.0%

9,645	ConocoPhillips	1,040,117

22,000	Exxon Mobil Corporation	1,311,200

17,900	Halliburton Company	774,175

18,591	Marathon Oil Corporation	872,290

13,750	Occidental Petroleum Corporation	978,588
	Financials - 8.9%

34,900	Bank of America Corporation	1,539,090

37,510	Citigroup Inc.	1,685,699

8,850	Federal Home Loan Mortgage Corporation	559,320

10,000	The Goldman Sachs Group, Inc.	1,099,900

37,900	JPMorgan Chase & Co.	1,311,340

22,500	Wells Fargo & Company	1,345,500
	Healthcare - 3.5%

23,292	Aventis S.A., Sponsored ADR	986,183

22,200	Baxter International Inc.	754,356

6,000	Beckman Coulter, Inc.	398,700

5,950	GlaxoSmithKline plc, ADR	273,224

20,250	MedImmune Inc. #	482,153
	Industrials - 6.4%

8,600	CSX Corporation	358,190

9,500	Canadian Pacific Railway Limited	341,715

51,700	Cendant Corporation	1,061,918

13,500	Deere & Company	906,255

13,550	Siemens AG, Sponsored ADR	1,071,263

27,150	Tyco International Ltd.	917,670

22,100	Waste Management, Inc.	637,585
	Information Technology - 3.1%

17,900	Cisco Systems, Inc. #	320,231

20,039	Freescale Semiconductor Inc. #	345,673

34,950	Hewlett-Packard Company	766,803

40,200	Microsoft Corporation	971,634

9,300	Motorola, Inc.	139,221
	Materials - 1.8%

14,500	BASF AG, Sponsored ADR	1,022,975

12,950	Freeport-McMoRan Copper & Gold, Inc.	512,950
	Telecommunication Services - 2.1%

52,200	BellSouth Corporation	1,372,338

14,500	MCI Inc.	361,340
	Utilities - 1.4%

7,200	Dominion Resources, Inc.	535,896

8,400	Entergy Corporation	593,540
	Total Common Stocks (cost $29,142,615)	35,741,405

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**		Market Value
	MUNICIPAL BONDS - 54.8%
	Alabama - 0.6%

$455	Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994A, 6.625%, 8/15/08 (Pre-refunded to 8/15/05) - AMBAC Insured	8/05 at 100.00	AA		462,216
	California - 8.5%

1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 - AMBAC Insured	10/17 at 100.00	AAA		709,830

2,495	Escondido, California, FNMA Multifamily Housing Revenue Refunding Bonds, Morning View Terrace Apartments, Series 1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)	7/05 at 101.50	AAA		2,546,497

735	Northern California Power Agency, Revenue Bonds, Geothermal Project 3, Series 1993, 5.650%, 7/1/2007	No Opt. Call	BBB+		774,264

250	County, California, Refunding Recovery Bonds, Series 1995A, 6.000%, 6/01/10 - MBIA Insured	No Opt. Call	AAA		283,627

1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12 - MBIA Insured	7/07 at 102.00	AAA		1,594,672

1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 5.700%, 9/01/11	9/09 at 101.00	Baa3		1,070,180
	Colorado - 5.1%

250	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/17	1/15 at 100.00	BBB		252,975

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996B, 5.625%, 11/15/08 (Alternative Minimum Tax) - MBIA Insured	1/06 at 102.00	AAA		1,053,230

1,000	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured	1/09 at 101.00	AAA		1,086,110

2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 - MBIA Insured	No Opt. Call	AAA		358,160

2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A, 0.000%, 1/01/12 - MBIA Insured	No Opt. Call	AAA		1,518,720
	Connecticut - 2.0%

535	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	Ba1		537,493

1,135	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 4.875%, 12/01/07	12/06 at 103.00	BBB+		1,161,060
	District of Columbia - 0.3%

255	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured	No Opt. Call	AAA		291,024
	Georgia - 0.0%

20	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, 1996A-2, 5.875%,12/01/19 (Alternative Minimum Tax)	6/06 at 102.00	AAA		20,086
	Idaho - 0.5%

455	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative Minimum Tax)	1/07 at 102.00	Aa3		457,830
	Illinois - 4.1%

1,075	Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds, Series 1979, 7.500%, 8/01/10 - FGIC Insured	No Opt. Call	AAA		1,204,043

585	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC Insured	1/06 at 102.00	AAA		604,364

1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 - FGIC Insured Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago Project, Series 1998:	No Opt. Call	AAA		548,430
270	5.200%, 8/01/11	8/08 at 100.00	Baa2		279,253
200	5.250%, 8/01/12	8/08 at 100.00	Baa2		206,112
580	5.300%, 8/01/13	8/08 at 100.00	Baa2		596,292
	Indiana - 1.0%

840	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 - MBIA Insured	2/08 at 101.00	AAA		822,906
	Louisiana - 0.4%

340	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA		359,098
	Maine - 0.3%

255	Winslow, Maine, General Obligation Tax Increment Financing Bonds, Crowe Rope Industries Project, Series 1997A, 6.000%, 3/01/11 (Alternative Minimum Tax) - MBIA Insured	3/07 at 102.00	AAA		272,493
	Massachusetts - 2.2%

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		889,673

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Melrose-Wakefield Healthcare Corporation, Series 1996C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)	7/06 at 102.00	AAA		264,190

640	Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, Series 1997A, 5.550%, 1/01/17 - MBIA Insured	7/05 at 100.00	AAA		643,520
	Michigan - 0.6%

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/08 at 101.00	Ba3		498,463
	Minnesota - 0.6%

500	Minnesota, General Obligation Bonds, Series 1998, 5.000%, 11/01/17	11/08 at 100.00	AAA		526,500
	Mississippi - 0.6%

500	Jones County, Mississippi, Hospital Revenue Refunding Bonds, South Central Regional Medical Center Project, Series 1997, 5.400%, 12/01/11	12/07 at 100.00	BBB+		507,365
	Nevada - 0.2%

150	Nevada Housing Division, Single Family Mortgage Bonds, Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative Minimum Tax)	4/07 at 102.00	Aa3		151,728
	New Hampshire - 1.8%

1,450	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, New Hampshire College, Series 1997, 6.200%, 1/01/12	1/07 at 102.00	BBB-		1,503,563
	New Jersey - 0.4%

300	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32	6/12 at 100.00	BBB		298,950
	New York - 9.5%

1,000	City University of New York, Certificates of Participation Refunding, John Jay College of Criminal Justice, Series 1995A, 6.000%, 8/15/06	No Opt. Call	AA-		1,042,410

1,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	A1		1,049,420

	New York City, New York, General Obligation Bonds, Fiscal Series 1997I:
245	6.000%, 4/15/09 (Pre-refunded to 4/15/07)	4/07 at 101.00	A1	***	262,552
115	6.000%, 4/15/09	4/07 at 101.00	A1		122,129

130	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/06 at 101.50	A1		137,313

500	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 - FGIC Insured	2/15 at 100.00	AAA		527,590

285	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 6.250%, 4/01/06	No Opt. Call	AA-		294,673

1,285	New York State Urban Development Corporation, Special Project Revenue Bonds, Cornell Center Grant, Series 1993, 5.900%, 1/01/07	7/05 at100.00	AA-		1,288,071

1,430	New York State Urban Development Corporation, Service Contract Revenue Bonds, Youth Facilities, Series 1997, 6.500%, 4/01/07	No Opt. Call	AA-		1,526,025

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
1,000	5.500%, 6/01/15	6/10 at 100.00	AA-		1,078,770
500	5.500%, 6/01/16	6/11 at 100.00	AA-		545,305
	North Carolina - 1.8%

1,270	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%,1/1/2010	No Opt. Call	AAA		1,518,247
	Ohio - 1.2%

1,000	Lorain County, Ohio, Health Care Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/08 at 100.00	BBB		1,025,120
	Oklahoma - 1.9%

470	Edmond, Oklahoma, Public Works Authority Utility System Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19 - AMBAC Insured	7/09 at 100.00	AAA		507,577

1,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center, Series 1995D, 6.000%, 8/15/07 - AMBAC Insured	No Opt. Call	AAA		1,065,930
	Oregon - 0.6%

500	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)	1/14 at 100.00	Aa2		522,105
	Rhode Island - 1.0%

760	Providence, Rhode Island, General Obligation Bonds, Series 1997A, 6.000%, 7/15/09 (Pre-refunded to 7/15/07) - FSA Insured	7/07 at 100.00	AAA		819,098
	South Carolina - 3.0%

1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded to 12/01/12)	12/12 at 101.00	AA- *	**	1,150,950

500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 - MBIA Insured	8/14 at 100.00	AAA		533,910

775	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset - Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB		782,300
	Texas - 3.4%

2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)	11/08 at 100.00	Aa3		2,047,320

1,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/30 - MBIA Insured	No Opt. Call	AAA		254,680

630	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/30 - AMBAC Insured	No Opt. Call	AAA		166,698

250	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 1996, 5.700%, 7/01/09 (Alternative Minimum Tax) - FGIC Insured	7/06 at 100.00	AAA		259,910

75	Texas Department of Housing, Single Family Mortgage Revenue Bonds, Series 1996E, 5.750%, 3/01/10 - MBIA Insured	9/06 at 102.00	AAA		78,149
	Utah - 0.2%

200	Utah State Board of Regents, Student Loan Revenue Bonds, Series 1995N, 6.000%, 5/01/08 (Alternative Minimum Tax) - AMBAC Insured	11/05 at 102.00	AAA		206,636
	Washington - 2.5%

465	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004, 5.000%, 9/01/22 - FGIC Insured	9/14 at 100.00	AAA		484,302

800	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1996A, 5.700%, 7/01/09 - AMBAC Insured	7/06 at 102.00	AAA		843,568

730	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB		760,622
	Wisconsin - 0.5%

400	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.375%, 6/01/32	6/12 at 100.00	BBB		407,080

$48,255	Total Municipal Bonds (cost $44,221,645)				45,663,377

	Total Investments (cost $73,364,260) - 97.7%				81,404,782

	Other Assets Less Liabilities - 2.3%				1,942,202

	Net Assets - 100%				$83,346,984
	# Non-income producing.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor's or Moody's rating.

***   Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $73,510,267.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

	Gross unrealized:
	Appreciation				$8,483,084
	Depreciation				(588,569)

	Net unrealized appreciation of investments				$7,894,515

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund

March 31, 2005

Shares	Description	Market Value
	COMMON STOCKS - 58.7%

	Consumer Discretionary - 7.4%

31,670	Comcast Corporation - Class A #	$1,069,813

12,250	Lowe's Companies, Inc.	699,353

29,250	McDonald's Corporation	910,845

51,800	News Corporation - Class A	876,456

20,250	R.R. Donnelley & Sons Company	640,305

13,700	Staples, Inc.	430,591
	Consumer Staples - 6.1%

17,400	Altria Group, Inc.	1,137,786

25,650	Archer-Daniels-Midland Company	630,477

18,300	Cadbury Schweppes plc, Sponsored ADR	744,810

24,300	PepsiCo, Inc.	1,288,629
	Energy - 8.4%

10,105	ConocoPhillips	1,089,723

23,200	Exxon Mobil Corporation	1,382,720

18,900	Halliburton Company	817,425

20,193	Marathon Oil Corporation	947,456

13,900	Occidental Petroleum Corporation	989,263
	Financials - 12.2%

38,050	Bank of America Corporation	1,678,005

39,024	Citigroup Inc.	1,753,739

8,800	Federal Home Loan Mortgage Corporation	556,160

9,650	The Goldman Sachs Group, Inc.	1,061,403

36,200	JPMorgan Chase & Co.	1,252,520

21,450	Wells Fargo & Company	1,282,710
	Healthcare - 4.6%

24,553	Aventis S.A., Sponsored ADR	1,039,574

20,550	Baxter International Inc.	698,289

5,300	Beckman Coulter, Inc.	352,185

6,800	GlaxoSmithKline plc, ADR	312,256

21,050	MedImmune Inc. #	501,201
	Industrials - 9.0%

9,050	CSX Corporation	376,933

9,500	Canadian Pacific Railway Limited	341,715

54,950	Cendant Corporation	1,128,673

14,400	Deere & Company	966,672

13,650	Siemens AG, Sponsored ADR	1,079,169

28,800	Tyco International Ltd.	973,440

25,750	Waste Management, Inc.	742,888
	Information Technology - 3.9%

17,900	Cisco Systems, Inc. #	320,231

19,773	Freescale Semiconductor Inc. #	341,084

31,550	Hewlett-Packard Company	692,207

40,050	Microsoft Corporation	968,009

9,500	Motorola, Inc.	142,215
	Materials - 2.5%

14,850	BASF AG, Sponsored ADR	1,047,668

13,600	Freeport-McMoRan Copper & Gold, Inc.	538,696
	Telecommunication Services - 2.7%

49,700	BellSouth Corporation	1,306,613

14,750	MCI Inc.	367,570
	Utilities - 1.9%

7,450	Dominion Resources, Inc.	554,503

9,050	Entergy Corporation	639,470
	Total Common Stocks (cost $30,064,371)	36,671,450

Principal Amount (000)	Description	Market Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.9%

	U.S. Treasury Bonds - 9.7%

$2,650	7.250%, 5/15/16	3,250,495

1,200	7.250%, 8/15/22	1,534,360

1,095	6.000%, 2/15/26	1,252,963
	U.S. Treasury Notes - 27.2%

3,785	6.500%, 5/15/05	3,803,039

4,265	7.000%, 7/15/06	4,446,599

4,350	4.750%, 11/15/08	4,455,692

4,030	5.750%, 8/15/10	4,325,955
$21,375	Total U.S. Government and Agency Obligations (cost $22,186,552)	23,069,103
	REPURCHASE AGREEMENTS - 4.2%

$2,609	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price $2,608,910, collateralized by $1,895,000 U.S. Treasury Bonds, 9.250%, due 2/15/16, value $2,663,055	2,608,736

	Total Repurchase Agreements (cost $2,608,736)	2,608,736

	Total Investments (cost $54,859,659) - 99.8%	62,349,289

	Other Assets Less Liabilities - 0.2%	135,241

	Net Assets - 100%	$62,484,530

	# Non-income producing.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $55,401,591.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

	Gross unrealized:
	Appreciation	$7,609,658
	Depreciation	(661,960)

	Net unrealized appreciation of investments	$6,947,698

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	May 27, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	May 27, 2005